SCHEDULE OF RECONCILIATION OF INCOME TAX EXPENSE AT THE EFFECTIVE RATE FROM INCOME TAX (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income taxes		¥ 13,627,541	¥ 10,483,041
Income tax expense computed at statutory income tax rate		3,406,885	2,620,760
Tax effect of preferential tax rate		(1,362,754)	(1,048,304)
Permanent differences		989	15,191
Effect of income tax rate difference in other jurisdictions		(44)	(1,458)
Change in valuation allowance		107	3,644
Total	$ 281,834	¥ 2,045,183	¥ 1,589,833